Junior Subordinated Debentures (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024
Junior Subordinated Debentures
Junior subordinated debentures		$ 12,887,000	$ 12,887,000
Floating rate	2.85%	7.37%	8.36%
Debt maturity date		December 15, 2037
Interest paid on the debentures		$ 959,692	$ 1,098,590
Capital contributions		387,000
Capital securities, principal amount		$ 12,500,000
Description of debentures		The Debentures are currently includable in the Company’s Tier 1 capital up to 25% of core capital elements